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                      O SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

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                                                                                             Commission File Number  001-15333-42185
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                                                     NOTIFICATION OF LATE FILING

                 (Check One):        [ ] Form 10-K          [ ] Form 11-K        [ ] Form 20-F          [X] Form 10-Q
 [ ] Form N-SAR
     For Period Ended:              June 30, 2001
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 [ ] Transition Report on Form 10-K                                                   Transition Report on Form 10-Q
 [ ] Transition Report on Form 20-F                                                   Transition Report on Form N-SAR
 [ ] Transition Report on Form 11-K
 [ ] For the Transition Period Ended:
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                          Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
     If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
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                                                               PART I
                                                       REGISTRANT INFORMATION

Full name of registrant            EPL TECHNOLOGIES, INC.
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Former name if applicable
Not Applicable
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Address of principal executive office (Street and number) 2 International Plaza , Suite 245

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City, State and Zip Code             Philadelphia, PA 11913
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                                                               PART II
                                                       RULE 12b-25 (b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

                       (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

                       (b)   The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form
                             N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly

        [X]                  report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                       (c)   The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
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                                    PART III
                                    NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     The Registrant is continuing to review and analyze pertinent information and documentation on recent and ongoing activities of the Registrant, which review and analysis, and any resulting effect on required disclosure, could not be completed within the prescribed time, and therefore prevents the Registrant from completing and filing the report on Form 10-Q without unreasonable effort and expense.



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                                                               PART IV
                                                          OTHER INFORMATION

     (1)    Name and telephone number of person to contact in regard to this notification.

            Paul L. Devine                                                                           610            521-4400
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                               (Name)                                                            (Area Code)    (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of
the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                                                    [X] Yes      [ ] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earning statements to be included in the subject report or portion thereof?

                                                                                                    [ ] Yes      [X] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                                       EPL TECHNOLOGIES, INC.
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                                            (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date        August 14, 2001                               By      /s/ Paul L. Devine
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                                                                  Name:  Paul L. Devine
                                                                  Title:  President and Chief Executive Officer
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          Instruction: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

   Intentional misstatement or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).